Financial Assets and Liabilities - Liquidity Risk Management (Detail) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Borrowings [abstract]
Total financial liabilities	€ 566,240	€ 1,219,720
Contractual Cash Flows [Member]
Borrowings [abstract]
Borrowings	671,130
Trade payables, accrued expenses and other liabilities	116,166
Total financial liabilities	787,296
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Borrowings	450,074
Trade payables, accrued expenses and other liabilities	116,166
Total financial liabilities	566,240
Within 1 year [member]
Borrowings [abstract]
Borrowings	69,280
Trade payables, accrued expenses and other liabilities	116,166
Total financial liabilities	185,446
Within 1 to 5 years [member]
Borrowings [abstract]
Borrowings	395,982
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	395,982
After 5 years [member]
Borrowings [abstract]
Borrowings	205,868
Trade payables, accrued expenses and other liabilities	0
Total financial liabilities	€ 205,868